Distribution Date:	10/17/23	UBS Commercial Mortgage Trust 2018-C13
Determination Date:	10/11/23
Next Distribution Date:	11/17/23
Record Date:	09/29/23	Commercial Mortgage Pass-Through Certificates
Series 2018-C13

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	UBS Commercial Mortgage Securitization Corp.
Certificate Factor Detail	3		General Information	(212) 713-2000
Certificate Interest Reconciliation Detail	4		1285 Avenue of the Americas | New York, NY 10019 | United States
		Master Servicer	Midland Loan Services
Additional Information	5
			askmidlandls.com	(913) 253-9000
Bond / Collateral Reconciliation - Cash Flows	6
			A Division of PNC Bank, N.A., 10851 Mastin Street, Suite 700 | Overland Park, KS 66210 | United States
Bond / Collateral Reconciliation - Balances	7	Special Servicer	Midland Loan Services
Current Mortgage Loan and Property Stratification	8-12		askmidlandls.com	(913) 253-9000
Mortgage Loan Detail (Part 1)	13-14		A Division of PNC Bank, N.A., 10851 Mastin Street, Suite 700 | Overland Park, KS 66210 | United States
Mortgage Loan Detail (Part 2)	15-16	Operating Advisor & Asset	Pentalpha Surveillance LLC
		Representations Reviewer
Principal Prepayment Detail	17
			Don Simon	(203) 660-6100
Historical Detail	18		375 North French Road, Suite 100 | Amherst, NY 14228 | United States
Delinquency Loan Detail	19	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Collateral Stratification and Historical Detail	20		Bank, N.A.
			Corporate Trust Services (CMBS)	cctcmbsbondadmin@computershare.com;
Specially Serviced Loan Detail - Part 1	21			trustadministrationgroup@computershare.com
Specially Serviced Loan Detail - Part 2	22		9062 Old Annapolis Road | Columbia, MD 21045 | United States
Modified Loan Detail	23
Historical Liquidated Loan Detail	24
Historical Bond / Collateral Loss Reconciliation Detail	25
Interest Shortfall Detail - Collateral Level	26
Supplemental Notes	27

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 27

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	90353KAU3	3.366100%	19,987,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	90353KAV1	4.207600%	97,922,000.00	3,039,603.17	3,039,603.17	10,657.86	0.00	0.00	3,050,261.03	0.00	0.00%	30.00%
A-SB	90353KAW9	4.241000%	38,766,000.00	38,766,000.00	0.00	137,005.51	0.00	0.00	137,005.51	38,766,000.00	36.33%	30.00%
A-3	90353KAX7	4.069400%	120,000,000.00	120,000,000.00	6,725,561.17	406,940.00	0.00	0.00	7,132,501.17	113,274,438.83	36.33%	30.00%
A-4	90353KAY5	4.334400%	223,741,000.00	223,741,000.00	0.00	808,152.49	0.00	0.00	808,152.49	223,741,000.00	36.33%	30.00%
A-S	90353KBB4	4.585300%	62,552,000.00	62,552,000.00	0.00	239,016.40	0.00	0.00	239,016.40	62,552,000.00	25.74%	21.25%
B	90353KBC2	4.786300%	34,850,000.00	34,850,000.00	0.00	139,002.13	0.00	0.00	139,002.13	34,850,000.00	19.83%	16.38%
C	90353KBD0	4.967528%	31,276,000.00	31,276,000.00	0.00	129,470.33	0.00	0.00	129,470.33	31,276,000.00	14.53%	12.00%
D	90353KAC3	3.000000%	16,442,000.00	16,442,000.00	0.00	41,105.00	0.00	0.00	41,105.00	16,442,000.00	11.75%	9.70%
D-RR	90353KAF6	5.014528%	19,302,000.00	19,302,000.00	0.00	80,658.68	0.00	0.00	80,658.68	19,302,000.00	8.48%	7.00%
E-RR	90353KAH2	5.014528%	8,936,000.00	8,936,000.00	0.00	37,341.52	0.00	0.00	37,341.52	8,936,000.00	6.96%	5.75%
F-RR	90353KAK5	5.014528%	7,149,000.00	7,149,000.00	0.00	29,874.05	0.00	0.00	29,874.05	7,149,000.00	5.75%	4.75%
G-RR	90353KAM1	5.014528%	8,042,000.00	8,042,000.00	0.00	33,605.69	0.00	0.00	33,605.69	8,042,000.00	4.39%	3.63%
NR-RR*	90353KAN9	5.014528%	25,915,367.00	25,915,367.00	0.00	92,501.58	0.00	0.00	92,501.58	25,915,367.00	0.00%	0.00%
Z	90353KAR0	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	90353KAS8	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			714,880,367.00	600,010,970.17	9,765,164.34	2,185,331.24	0.00	0.00	11,950,495.58	590,245,805.83

X-A	90353KAZ2	0.772999%	500,416,000.00	385,546,603.17	0.00	248,355.93	0.00	0.00	248,355.93	375,781,438.83
X-B	90353KBA6	0.281888%	128,678,000.00	128,678,000.00	0.00	30,227.30	0.00	0.00	30,227.30	128,678,000.00
X-D	90353KAA7	2.014528%	16,442,000.00	16,442,000.00	0.00	27,602.39	0.00	0.00	27,602.39	16,442,000.00
Notional SubTotal			645,536,000.00	530,666,603.17	0.00	306,185.62	0.00	0.00	306,185.62	520,901,438.83

Deal Distribution Total					9,765,164.34	2,491,516.86	0.00	0.00	12,256,681.20

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 27

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	90353KAU3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	90353KAV1	31.04106503	31.04106503	0.10884030	0.00000000	0.00000000	0.00000000	0.00000000	31.14990533	0.00000000
A-SB	90353KAW9	1,000.00000000	0.00000000	3.53416680	0.00000000	0.00000000	0.00000000	0.00000000	3.53416680	1,000.00000000
A-3	90353KAX7	1,000.00000000	56.04634308	3.39116667	0.00000000	0.00000000	0.00000000	0.00000000	59.43750975	943.95365692
A-4	90353KAY5	1,000.00000000	0.00000000	3.61199999	0.00000000	0.00000000	0.00000000	0.00000000	3.61199999	1,000.00000000
A-S	90353KBB4	1,000.00000000	0.00000000	3.82108326	0.00000000	0.00000000	0.00000000	0.00000000	3.82108326	1,000.00000000
B	90353KBC2	1,000.00000000	0.00000000	3.98858336	0.00000000	0.00000000	0.00000000	0.00000000	3.98858336	1,000.00000000
C	90353KBD0	1,000.00000000	0.00000000	4.13960641	0.00000000	0.00000000	0.00000000	0.00000000	4.13960641	1,000.00000000
D	90353KAC3	1,000.00000000	0.00000000	2.50000000	0.00000000	0.00000000	0.00000000	0.00000000	2.50000000	1,000.00000000
D-RR	90353KAF6	1,000.00000000	0.00000000	4.17877318	0.00000000	0.00000000	0.00000000	0.00000000	4.17877318	1,000.00000000
E-RR	90353KAH2	1,000.00000000	0.00000000	4.17877350	0.00000000	0.00000000	0.00000000	0.00000000	4.17877350	1,000.00000000
F-RR	90353KAK5	1,000.00000000	0.00000000	4.17877326	0.00000000	0.00000000	0.00000000	0.00000000	4.17877326	1,000.00000000
G-RR	90353KAM1	1,000.00000000	0.00000000	4.17877269	0.00000000	0.00000000	0.00000000	0.00000000	4.17877269	1,000.00000000
NR-RR	90353KAN9	1,000.00000000	0.00000000	3.56937179	0.60940136	7.26139244	0.00000000	0.00000000	3.56937179	1,000.00000000
Z	90353KAR0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	90353KAS8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	90353KAZ2	770.45219012	0.00000000	0.49629894	0.00000000	0.00000000	0.00000000	0.00000000	0.49629894	750.93809716
X-B	90353KBA6	1,000.00000000	0.00000000	0.23490651	0.00000000	0.00000000	0.00000000	0.00000000	0.23490651	1,000.00000000
X-D	90353KAA7	1,000.00000000	0.00000000	1.67877326	0.00000000	0.00000000	0.00000000	0.00000000	1.67877326	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 27

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	09/01/23 - 09/30/23	30	0.00	10,657.86	0.00	10,657.86	0.00	0.00	0.00	10,657.86	0.00
A-SB	09/01/23 - 09/30/23	30	0.00	137,005.51	0.00	137,005.51	0.00	0.00	0.00	137,005.51	0.00
A-3	09/01/23 - 09/30/23	30	0.00	406,940.00	0.00	406,940.00	0.00	0.00	0.00	406,940.00	0.00
A-4	09/01/23 - 09/30/23	30	0.00	808,152.49	0.00	808,152.49	0.00	0.00	0.00	808,152.49	0.00
X-A	09/01/23 - 09/30/23	30	0.00	248,355.93	0.00	248,355.93	0.00	0.00	0.00	248,355.93	0.00
X-B	09/01/23 - 09/30/23	30	0.00	30,227.30	0.00	30,227.30	0.00	0.00	0.00	30,227.30	0.00
X-D	09/01/23 - 09/30/23	30	0.00	27,602.39	0.00	27,602.39	0.00	0.00	0.00	27,602.39	0.00
A-S	09/01/23 - 09/30/23	30	0.00	239,016.40	0.00	239,016.40	0.00	0.00	0.00	239,016.40	0.00
B	09/01/23 - 09/30/23	30	0.00	139,002.13	0.00	139,002.13	0.00	0.00	0.00	139,002.13	0.00
C	09/01/23 - 09/30/23	30	0.00	129,470.33	0.00	129,470.33	0.00	0.00	0.00	129,470.33	0.00
D	09/01/23 - 09/30/23	30	0.00	41,105.00	0.00	41,105.00	0.00	0.00	0.00	41,105.00	0.00
D-RR	09/01/23 - 09/30/23	30	0.00	80,658.68	0.00	80,658.68	0.00	0.00	0.00	80,658.68	0.00
E-RR	09/01/23 - 09/30/23	30	0.00	37,341.52	0.00	37,341.52	0.00	0.00	0.00	37,341.52	0.00
F-RR	09/01/23 - 09/30/23	30	0.00	29,874.05	0.00	29,874.05	0.00	0.00	0.00	29,874.05	0.00
G-RR	09/01/23 - 09/30/23	30	0.00	33,605.69	0.00	33,605.69	0.00	0.00	0.00	33,605.69	0.00
NR-RR	09/01/23 - 09/30/23	30	171,671.42	108,294.44	0.00	108,294.44	15,792.86	0.00	0.00	92,501.58	188,181.65
Z	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Totals			171,671.42	2,507,309.72	0.00	2,507,309.72	15,792.86	0.00	0.00	2,491,516.86	188,181.65

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 27

	Additional Information
Total Available Distribution Amount (1)	12,256,681.20
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 5 of 27

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	2,516,656.46	Master Servicing Fee	3,021.62
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	4,900.09
Interest Adjustments	1,439.33	Trustee Fee	0.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	250.00
ARD Interest	0.00	Operating Advisor Fee	1,050.02
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	125.00
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	2,518,095.79	Total Fees	9,346.74

Principal		Expenses/Reimbursements
Scheduled Principal	9,765,164.34	Reimbursement for Interest on Advances	(424.40)
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	16,833.34
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	823.25
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	9,765,164.34	Total Expenses/Reimbursements	17,232.19

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	2,491,516.86
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	9,765,164.34
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	12,256,681.20
Total Funds Collected	12,283,260.13	Total Funds Distributed	12,283,260.13

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 27

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	600,010,970.56	600,010,970.56	Beginning Certificate Balance	600,010,970.17
(-) Scheduled Principal Collections	9,765,164.34	9,765,164.34	(-) Principal Distributions	9,765,164.34
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	590,245,806.22	590,245,806.22	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	600,010,970.56	600,010,970.56	Ending Certificate Balance	590,245,805.83
Ending Actual Collateral Balance	590,263,724.10	590,263,724.10

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.39)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.39)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	5.01%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 7 of 27

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	1	33,707,848.14	5.71%	59	4.7900	NAP	Defeased	1	33,707,848.14	5.71%	59	4.7900	NAP
5,000,000 or less	9	34,112,421.09	5.78%	59	5.4421	2.079084	1.30 or less	9	96,713,326.29	16.39%	59	5.5067	1.176724
5,000,001 to 10,000,000	20	147,950,029.79	25.07%	51	5.0007	2.146893	1.31 to 1.40	5	65,089,120.06	11.03%	59	5.1945	1.348668
10,000,001 to 15,000,000	11	142,332,030.48	24.11%	59	5.2055	1.527810	1.41 to 1.50	8	92,004,013.01	15.59%	59	5.3058	1.464675
15,000,001 to 20,000,000	8	145,684,717.13	24.68%	59	5.1314	1.656608	1.51 to 1.60	2	22,706,991.12	3.85%	59	5.2828	1.575117
20,000,001 to 25,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.61 to 1.70	4	34,750,228.52	5.89%	59	4.8111	1.648816
25,000,001 to 30,000,000	3	86,458,759.59	14.65%	38	4.5083	1.802118	1.71 to 1.80	7	85,915,580.57	14.56%	59	4.8351	1.761686
30,000,001 to 35,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.81 to 1.90	0	0.00	0.00%	0	0.0000	0.000000
35,000,001 or greater	0	0.00	0.00%	0	0.0000	0.000000	1.91 to 2.00	1	13,076,729.66	2.22%	58	4.9970	1.990000
Totals	52	590,245,806.22	100.00%	54	5.0237	1.787515	2.01 to 2.25	2	29,273,272.53	4.96%	59	4.9045	2.134127
							2.26 to 2.50	6	74,808,512.21	12.67%	20	4.3216	2.316300
							2.51 or greater	7	42,200,184.11	7.15%	59	4.9796	3.806262
							Totals	52	590,245,806.22	100.00%	54	5.0237	1.787515
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 8 of 27

			Current Mortgage Loan and Property Stratification

			State³						State³
	# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC		State				WAM²	WAC
	Properties	Balance	Agg. Bal.			DSCR¹		Properties	Balance	Agg. Bal.			DSCR¹
Defeased	1	33,707,848.14	5.71%	59	4.7900	NAP	Tennessee	2	6,327,469.11	1.07%	58	5.0000	1.740000
Alabama	1	409,000.00	0.07%	59	4.7598	1.620000	Texas	5	38,672,901.49	6.55%	59	5.0034	1.536939
Alaska	1	6,526,387.46	1.11%	59	5.3045	1.350000	Utah	1	6,283,000.00	1.06%	59	4.8570	0.840000
Arizona	5	35,087,687.17	5.94%	59	5.0720	2.092631	Virginia	1	14,346,021.64	2.43%	60	5.2400	1.310000
California	4	49,193,598.57	8.33%	59	4.7546	2.274704	Wisconsin	1	1,511,000.00	0.26%	59	4.7598	1.620000
Colorado	2	51,348,387.75	8.70%	3	3.9260	2.263483	Totals	61	590,245,806.22	100.00%	54	5.0237	1.787515
Delaware	1	30,000,000.00	5.08%	58	4.2775	1.800000
									Property Type³
Florida	6	36,419,037.03	6.17%	58	5.3738	2.257844
Georgia	1	3,264,228.52	0.55%	60	5.3100	1.610000		# Of	Scheduled	% Of			Weighted Avg
							Property Type				WAM²	WAC
Illinois	2	46,969,518.94	7.96%	58	5.4741	1.207635		Properties	Balance	Agg. Bal.			DSCR¹
Indiana	2	15,299,222.23	2.59%	59	4.7400	1.750000	Defeased	1	33,707,848.14	5.71%	59	4.7900	NAP
Iowa	1	2,050,000.00	0.35%	59	4.7598	1.620000	Industrial	12	43,083,215.97	7.30%	59	5.0223	1.599733
Kentucky	1	5,388,519.31	0.91%	60	5.5700	1.730000	Lodging	14	73,521,384.66	12.46%	59	5.2445	2.450356
Louisiana	1	2,320,000.00	0.39%	59	4.7598	1.620000	Mixed Use	3	28,989,991.12	4.91%	59	5.1905	1.415795
Maryland	1	19,374,512.62	3.28%	58	5.0100	1.360000	Multi-Family	3	76,978,278.53	13.04%	58	5.4570	1.378790
Massachusetts	1	15,186,179.90	2.57%	56	5.1760	1.440000	Office	10	116,161,049.63	19.68%	34	4.5863	2.099890
Mississippi	1	13,076,729.66	2.22%	58	4.9970	1.990000	Other	1	13,094,564.28	2.22%	60	5.9900	1.270000
Missouri	3	38,456,334.14	6.52%	59	5.2849	1.515575	Retail	15	197,959,474.39	33.54%	59	4.9806	1.633121
Nevada	2	24,341,871.84	4.12%	59	4.9895	1.926033	Self Storage	2	6,750,000.00	1.14%	59	5.0523	3.416296
New Hampshire	1	26,458,759.59	4.48%	59	5.5152	1.240000	Totals	61	590,245,806.22	100.00%	54	5.0237	1.787515
New Jersey	8	24,750,000.00	4.19%	60	5.6951	1.785859
New Mexico	1	6,459,162.92	1.09%	58	5.2400	6.270000
Ohio	1	14,258,341.12	2.42%	59	5.3200	1.590000
Pennsylvania	2	18,523,024.56	3.14%	60	5.7761	1.322752
South Carolina	1	4,237,063.02	0.72%	60	5.8100	2.290000

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 27

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	1	33,707,848.14	5.71%	59	4.7900	NAP	Defeased	1	33,707,848.14	5.71%	59	4.7900	NAP
	4.5000% or less	4	78,000,000.00	13.21%	22	4.0151	2.107692	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.5001% to 4.7000%	4	48,092,829.56	8.15%	59	4.6318	2.356504	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.7001% to 4.9000%	5	61,018,222.23	10.34%	59	4.7832	1.714778	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.9001% to 5.1000%	9	97,819,453.59	16.57%	58	5.0127	1.861591	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	5.1001% to 5.3000%	10	68,858,128.08	11.67%	58	5.2188	2.007327	49 months or greater	51	556,537,958.08	94.29%	54	5.0378	1.802506
	5.3001% to 5.5000%	8	80,647,254.07	13.66%	59	5.3708	1.639756	Totals	52	590,245,806.22	100.00%	54	5.0237	1.787515
	5.5001% to 5.7000%	7	79,898,994.06	13.54%	59	5.5254	1.263709
	5.7001% or greater	4	42,203,076.49	7.15%	60	5.9624	1.593913
	Totals	52	590,245,806.22	100.00%	54	5.0237	1.787515
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 27

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	1	33,707,848.14	5.71%	59	4.7900	NAP	Defeased	1	33,707,848.14	5.71%	59	4.7900	NAP
	88 months or less	51	556,537,958.08	94.29%	54	5.0378	1.802506	Interest Only	15	186,933,000.00	31.67%	43	4.5932	2.063535
	89 months or greater	0	0.00	0.00%	0	0.0000	0.000000	299 months or less	36	369,604,958.08	62.62%	59	5.2627	1.670487
	Totals	52	590,245,806.22	100.00%	54	5.0237	1.787515	300 months to 350 months	0	0.00	0.00%	0	0.0000	0.000000
								351 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	52	590,245,806.22	100.00%	54	5.0237	1.787515
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 27

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	1	33,707,848.14	5.71%	59	4.7900	NAP			No outstanding loans in this group
Underwriter's Information		3	47,238,043.91	8.00%	59	5.2852	1.579275
	12 months or less	48	509,299,914.17	86.29%	53	5.0149	1.823211
	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	52	590,245,806.22	100.00%	54	5.0237	1.787515
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 12 of 27

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
1A1	30501449	OF	Denver	CO	Actual/360	3.851%	96,277.50	0.00	0.00	N/A	09/06/23	--	30,000,000.00	30,000,000.00	10/06/23
1A3	30501451				Actual/360	3.851%	32,092.50	0.00	0.00	N/A	09/06/23	--	10,000,000.00	10,000,000.00	10/06/23
1A6	30501454				Actual/360	3.851%	25,674.00	0.00	0.00	N/A	09/06/23	--	8,000,000.00	8,000,000.00	10/06/23
2A1	30501362	MF	Chicago	IL	Actual/360	5.522%	71,634.91	19,432.30	0.00	N/A	08/06/28	--	15,567,165.26	15,547,732.96	10/06/23
2A2	30501365				Actual/360	5.522%	58,203.36	15,788.75	0.00	N/A	08/06/28	--	12,648,321.71	12,632,532.96	10/06/23
2A3	30501366				Actual/360	5.522%	44,771.82	12,145.19	0.00	N/A	08/06/28	--	9,729,478.21	9,717,333.02	10/06/23
2A4	30501367				Actual/360	5.522%	28,206.24	7,651.48	0.00	N/A	08/06/28	--	6,129,571.15	6,121,919.67	10/06/23
3	30315035	OF	Lower Makefield Towns PA		Actual/360	4.790%	134,718.75	42,151.86	0.00	N/A	09/06/28	--	33,750,000.00	33,707,848.14	10/06/23
4	30315036	RT	Newark	DE	Actual/360	4.277%	106,937.50	0.00	0.00	N/A	08/01/28	--	30,000,000.00	30,000,000.00	10/01/23
7	30501448	MF	Manchester	NH	Actual/360	5.515%	121,756.08	32,942.20	0.00	N/A	09/06/28	--	26,491,701.79	26,458,759.59	10/06/23
8	30501549	RT	Las Vegas	NV	Actual/360	5.004%	83,459.75	33,086.25	0.00	N/A	09/06/28	--	20,013,529.22	19,980,442.97	10/06/23
9	30501551	RT	Kansas City	MO	Actual/360	5.363%	88,546.74	28,894.09	0.00	N/A	09/06/28	--	19,811,700.44	19,782,806.35	10/06/23
10	30315037	Various Various		NJ	Actual/360	5.853%	97,550.00	0.00	0.00	N/A	10/06/28	--	20,000,000.00	20,000,000.00	10/06/23
11	30315044	RT	Silver Spring	MD	Actual/360	5.010%	80,999.18	26,487.41	0.00	N/A	08/06/28	--	19,401,000.03	19,374,512.62	10/06/23
12	30501559	RT	Killeen	TX	Actual/360	4.815%	72,225.00	0.00	0.00	N/A	09/06/28	--	18,000,000.00	18,000,000.00	10/06/23
13	30315045	OF	Santa Rosa	CA	Actual/360	4.650%	68,587.50	0.00	0.00	N/A	08/06/28	--	17,700,000.00	17,700,000.00	10/06/23
15	30315046	LO	Fort Wayne	IN	Actual/360	4.740%	60,518.07	21,807.00	0.00	N/A	09/01/28	--	15,321,029.23	15,299,222.23	10/01/23
16	30315047	RT	Marana	AZ	Actual/360	5.452%	66,746.83	22,488.58	0.00	N/A	10/06/28	--	14,691,159.13	14,668,670.55	10/06/23
17A4	30315049	OF	Lawrence	MA	Actual/360	5.176%	41,777.70	12,985.22	0.00	N/A	06/06/28	--	9,685,711.27	9,672,726.05	10/06/23
17A5	30315048				Actual/360	5.176%	23,813.29	7,401.58	0.00	N/A	06/06/28	--	5,520,855.26	5,513,453.68	10/06/23
18	30315050	RT	Roanoke	VA	Actual/360	5.240%	62,743.64	22,751.96	0.00	N/A	10/01/28	--	14,368,773.60	14,346,021.64	10/01/23
19	30501510	IN	Various	Various	Actual/360	4.760%	59,243.64	0.00	0.00	N/A	09/06/28	--	14,936,000.00	14,936,000.00	10/06/23
20	30315051	MU	Cincinnati	OH	Actual/360	5.320%	63,298.99	19,626.56	0.00	N/A	09/06/28	--	14,277,967.68	14,258,341.12	10/06/23
21	30501585	98	Pittsburgh	PA	Actual/360	5.990%	65,455.50	18,391.59	0.00	N/A	10/06/28	--	13,112,955.87	13,094,564.28	10/06/23
22	30315052	RT	Jackson	MS	Actual/360	4.997%	54,528.29	17,917.88	0.00	N/A	08/06/28	--	13,094,647.54	13,076,729.66	09/06/23
23	30314881	LO	Various	Various	Actual/360	5.000%	51,328.71	16,847.64	0.00	N/A	08/01/28	--	12,318,891.55	12,302,043.91	10/01/23
24	30315053	IN	Carlsbad	CA	Actual/360	4.640%	48,140.00	0.00	0.00	N/A	09/06/28	--	12,450,000.00	12,450,000.00	09/06/23
26	30501532	RT	Red Bluff	CA	Actual/360	5.265%	45,662.98	13,523.59	0.00	N/A	09/06/28	--	10,407,122.16	10,393,598.57	10/06/23

© 2021 Computershare. All rights reserved. Confidential.																Page 13 of 27

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
27	30315055	RT	Rolla	MO	Actual/360	5.040%	42,786.93	13,836.31	0.00	N/A	08/06/28	--	10,187,364.10	10,173,527.79	10/06/23
28	30315056	LO	Danvers	MA	Actual/360	5.632%	44,619.42	9,200,302.60	0.00	N/A	10/06/23	--	9,200,302.60	0.00	10/07/23
29	30315057	RT	Chandler	AZ	Actual/360	4.690%	36,371.69	13,359.85	0.00	N/A	09/06/28	--	9,306,189.41	9,292,829.56	10/06/23
30	30315058	LO	Lake City	FL	Actual/360	5.070%	34,079.45	13,267.49	0.00	N/A	08/01/28	--	8,066,142.98	8,052,875.49	10/01/23
31	30315059	MU	Southlake	TX	Actual/360	5.220%	36,799.83	11,080.36	0.00	N/A	09/01/28	--	8,459,730.36	8,448,650.00	10/01/23
32	30315060	OF	San Diego	CA	Actual/360	4.520%	32,581.67	0.00	0.00	N/A	10/01/28	--	8,650,000.00	8,650,000.00	10/01/23
33	30501488	OF	St Louis	MO	Actual/360	5.396%	38,218.83	0.00	0.00	N/A	09/06/28	--	8,500,000.00	8,500,000.00	10/06/23
34	30315061	LO	Gainesville	FL	Actual/360	5.370%	35,222.83	12,348.23	0.00	N/A	08/01/28	--	7,871,022.60	7,858,674.37	10/01/23
36	30315062	LO	Santa Fe	NM	Actual/360	5.240%	28,250.25	10,360.66	0.00	N/A	08/06/28	--	6,469,523.58	6,459,162.92	10/06/23
37	30501552	RT	Fort Smith	AK	Actual/360	5.305%	28,889.17	9,007.26	0.00	09/06/28	06/06/32	--	6,535,394.72	6,526,387.46	10/06/23
38	30501560	MF	Scottsdale	AZ	Actual/360	4.779%	25,888.96	0.00	0.00	N/A	09/06/28	--	6,500,000.00	6,500,000.00	10/06/23
39	30501553	MU	Sandy	UT	Actual/360	4.857%	25,430.44	0.00	0.00	N/A	09/06/28	--	6,283,000.00	6,283,000.00	10/06/23
40	30315063	LO	Fort Pierce	FL	Actual/360	5.390%	26,038.93	9,017.74	0.00	N/A	09/06/28	--	5,797,163.44	5,788,145.70	10/06/23
41	30315064	RT	Pensacola	FL	Actual/360	5.040%	24,178.33	8,851.89	0.00	N/A	09/01/28	--	5,756,744.17	5,747,892.28	10/01/23
42	30315065	IN	Lewisburg	PA	Actual/360	5.260%	23,849.94	12,590.21	0.00	N/A	10/01/28	--	5,441,050.49	5,428,460.28	10/01/23
43	30315066	LO	Florence	KY	Actual/360	5.570%	25,067.54	12,028.95	0.00	N/A	10/10/28	--	5,400,548.26	5,388,519.31	10/10/23
44	30315067	LO	Brooksville	FL	Actual/360	6.470%	26,317.56	9,705.80	0.00	N/A	10/01/28	--	4,881,154.99	4,871,449.19	10/01/23
45	30315068	SS	Hackettstown	NJ	Actual/360	5.030%	19,910.42	0.00	0.00	N/A	09/01/28	--	4,750,000.00	4,750,000.00	10/01/23
46	30501356	OF	Las Vegas	NV	Actual/360	4.922%	17,919.29	7,353.78	0.00	N/A	08/06/28	--	4,368,782.65	4,361,428.87	10/06/23
47	30315069	LO	Travelers Rest	SC	Actual/360	5.810%	20,558.89	9,179.76	0.00	N/A	10/01/28	--	4,246,242.78	4,237,063.02	10/01/23
48	30315070	IN	Baytown	TX	Actual/360	5.570%	18,758.19	9,064.18	0.00	N/A	09/06/28	--	4,041,260.73	4,032,196.55	10/06/23
49	30315071	RT	Pompano Beach	FL	Actual/360	5.120%	17,493.33	0.00	0.00	N/A	07/06/28	--	4,100,000.00	4,100,000.00	10/06/23
51	30315073	LO	Norcross	GA	Actual/360	5.310%	14,477.51	7,524.43	0.00	N/A	10/01/28	--	3,271,752.95	3,264,228.52	10/01/23
52	30315074	RT	Coppell	TX	Actual/360	5.270%	10,979.25	3,963.71	0.00	N/A	09/06/28	--	2,500,018.65	2,496,054.94	10/06/23
53	30501489	SS	Yuma	AZ	Actual/360	5.105%	8,508.67	0.00	0.00	N/A	09/06/28	--	2,000,000.00	2,000,000.00	10/06/23
Totals							2,518,095.79	9,765,164.34	0.00				600,010,970.56	590,245,806.22
1 Property Type Codes
HC - Health Care			MU - Mixed Use	WH - Warehouse			MF - Multi-Family
SS - Self Storage			LO - Lodging	RT - Retail			SF - Single Family Rental
98 - Other			IN - Industrial	OF - Office			MH - Mobile Home Park
SE - Securities			CH - Cooperative Housing	ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.																Page 14 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1A1	14,092,581.69	13,762,886.80	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
1A3	14,092,581.69	13,762,886.80	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
1A6	14,092,581.69	13,762,886.80	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
2A1	3,831,753.50	3,681,852.93	07/01/22	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
2A2	3,831,753.50	3,681,852.93	07/01/22	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
2A3	3,831,753.50	3,681,852.93	07/01/22	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
2A4	3,831,753.50	3,681,852.93	07/01/22	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
3	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
4	44,058,100.30	43,350,635.46	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
7	2,378,058.35	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
8	2,875,994.88	3,236,388.39	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
9	3,436,543.66	3,200,805.56	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
10	10,938,675.56	9,037,879.68	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
11	6,593,100.38	6,467,466.56	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
12	1,257,576.01	1,469,924.20	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
13	2,138,214.24	2,107,250.08	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
15	2,001,970.57	2,063,456.98	07/01/22	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
16	1,402,157.99	1,536,192.56	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
17A4	7,727,486.00	7,953,351.00	07/01/22	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
17A5	7,727,486.00	7,953,351.00	07/01/22	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
18	1,395,678.02	1,412,567.41	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
19	1,676,363.24	1,702,125.20	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
20	1,739,773.28	1,739,896.00	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
21	1,129,484.76	1,304,306.80	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
22	1,867,670.56	1,775,659.98	01/01/23	06/30/23	--	0.00	0.00	72,418.89	72,418.89	0.00	0.00
23	2,551,927.02	779,273.33	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
24	1,082,086.54	0.00	--	--	--	0.00	0.00	48,114.06	48,114.06	0.00	0.00
26	1,200,300.85	1,293,569.35	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
27	1,087,840.52	995,382.07	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
28	1,446,394.89	1,537,346.62	07/01/22	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
29	1,031,683.48	1,254,827.88	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
30	1,657,530.59	1,890,171.26	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
31	915,905.17	931,075.73	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
32	1,308,709.56	1,548,194.96	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
33	902,481.70	988,582.78	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
34	1,051,646.09	944,693.66	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
36	3,163,584.86	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
37	629,292.61	617,127.85	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
38	939,331.51	1,056,430.90	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
39	663,426.90	293,822.08	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
40	1,107,289.70	1,588,192.60	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
41	646,944.10	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
42	678,299.02	700,156.07	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
43	865,602.40	860,911.00	07/01/22	06/30/23	--	0.00	0.00	0.00	0.00	1,066.37	0.00
44	1,060,472.84	1,169,266.82	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
45	800,293.42	781,756.72	07/01/22	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
46	394,279.84	292,488.80	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
47	719,272.26	891,683.52	01/01/23	06/30/23	--	0.00	4,155.63	0.00	0.00	0.00	0.00
48	567,046.62	655,936.21	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
49	373,503.24	361,508.16	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
51	477,214.18	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
52	342,268.03	247,703.41	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
53	397,459.90	413,177.72	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	186,011,180.71	174,420,608.48				0.00	4,155.63	120,532.95	120,532.95	1,066.37	0.00

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Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
10/17/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	5.023678%	5.005242%	54
09/15/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	1	10,453,884.39	5.033221%	5.014528%	54
08/17/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	5.043674%	5.024698%	54
07/17/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	1	7,325,305.51	5.043885%	5.024908%	55
06/16/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.989367%	4.970597%	54
05/17/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.989611%	4.970840%	55
04/17/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.989883%	4.971110%	56
03/17/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.990124%	4.971349%	57
02/17/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.990450%	4.971674%	58
01/18/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.990687%	4.971910%	59
12/16/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.990923%	4.972144%	60
11/18/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.991186%	4.972406%	61
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
22	30315052	09/06/23	0	B	72,418.89	72,418.89	1,000.00	13,094,647.54
24	30315053	09/06/23	0	B	48,114.06	48,114.06	1,000.00	12,450,000.00
Totals					120,532.95	120,532.95	2,000.00	25,544,647.54
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing		REO/Foreclosure

Past Maturity		48,000,000	48,000,000		0	0
0 - 6 Months		0	0		0	0
7 - 12 Months		0	0		0	0
13 - 24 Months		0	0		0	0
25 - 36 Months		0	0		0	0
37 - 48 Months		0	0		0	0
49 - 60 Months		535,719,419	535,719,419		0	0
> 60 Months		6,526,387	6,526,387		0	0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Oct-23	590,245,806	590,245,806	0	0	0	0
Sep-23	600,010,971	552,010,971	48,000,000	0	0	0
Aug-23	610,945,481	610,945,481	0	0	0	0
Jul-23	611,437,682	611,437,682	0	0	0	0
Jun-23	647,308,128	647,308,128	0	0	0	0
May-23	647,803,829	647,803,829	0	0	0	0
Apr-23	648,353,710	648,353,710	0	0	0	0
Mar-23	648,844,653	648,844,653	0	0	0	0
Feb-23	649,503,175	649,503,175	0	0	0	0
Jan-23	649,988,885	649,988,885	0	0	0	0
Dec-22	650,472,386	650,472,386	0	0	0	0
Nov-22	651,010,512	651,010,512	0	0	0	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
1A1	30501449	30,000,000.00	30,000,000.00	239,500,000.00	07/03/18	13,622,155.80	2.30000	06/30/23	09/06/23	I/O
1A3	30501451	10,000,000.00	10,000,000.00	239,500,000.00	07/03/18	13,622,155.80	2.30000	06/30/23	09/06/23	I/O
1A6	30501454	8,000,000.00	8,000,000.00	239,500,000.00	07/03/18	13,622,155.80	2.30000	06/30/23	09/06/23	I/O
10	30315037	20,000,000.00	20,000,000.00	166,800,000.00	09/09/21	8,505,955.48	1.45000	--	10/06/28	I/O
Totals		68,000,000.00	68,000,000.00	885,300,000.00		49,372,422.88

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Specially Serviced Loan Detail - Part 2
Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
1A1	30501449	OF	CO	08/29/23	98
Special Servicer comments are not available for this cycle.

1A3	30501451	Various	Various	08/29/23	98
Special Servicer comments are not available for this cycle.

1A6	30501454	Various	Various	08/29/23	98
Special Servicer comments are not available for this cycle.

10	30315037	Various	NJ	12/01/22	98

9/26/23: Collateral is a 641k sf office and industrial portfolio in NJ. Loan transferred for monetary defaults other than monthly payments. Lender has sent a notice of default and is reviewing next steps.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
2A1	30501362	0.00	5.52200%	0.00	5.52200%	10	10/04/21	10/04/21	12/07/21
2A2	30501365	0.00	5.52200%	0.00	5.52200%	9	10/04/21	10/04/21	01/27/22
2A3	30501366	0.00	5.52200%	0.00	5.52200%	9	10/04/21	10/04/21	01/27/22
2A4	30501367	0.00	5.52200%	0.00	5.52200%	9	10/04/21	10/04/21	01/27/22
11	30315044	20,000,000.00	5.01000%	20,000,000.00	5.01000%	8	06/01/20	06/05/20	06/08/20
15	30315046	15,800,000.00	4.74000%	15,800,000.00	4.74000%	8	06/29/20	06/01/20	08/10/20
16	30315047	0.00	5.45200%	0.00	5.45200%	8	08/19/21	08/19/21	08/27/21
23	30314881	12,700,000.00	5.00000%	12,700,000.00	5.00000%	8	06/25/21	06/25/21	07/07/21
25	30315054	10,990,399.52	5.63200%	10,990,399.52	5.63200%	10	05/06/20	05/06/20	05/06/20
25	30315054	0.00	5.63200%	0.00	5.63200%	8	02/02/21	12/04/20	02/10/21
28	30315056	9,685,289.40	5.63200%	9,685,289.40	5.63200%	10	05/06/20	05/06/20	05/06/20
28	30315056	0.00	5.63200%	0.00	5.63200%	8	02/02/21	12/04/20	02/10/21
34	30315061	8,244,199.07	5.37000%	8,244,199.07	5.37000%	10	12/01/20	12/01/20	02/18/21
43	30315066	5,834,448.00	5.57000%	5,834,448.00	5.57000%	10	05/04/20	05/08/20	05/08/20
47	30315069	4,546,148.12	5.81000%	4,546,148.12	5.81000%	10	04/13/21	09/01/20	04/29/21
51	30315073	3,545,038.12	5.31000%	3,545,038.12	5.31000%	8	05/22/20	05/01/20	05/29/20
Totals		91,345,522.23		91,345,522.23
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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				Historical Liquidated Loan Detail

		Loan		Gross Sales					Current		Loss to Loan	Percent of
		Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
6A1	30501351 02/18/21	20,000,000.00	44,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%
6A3	30501430 02/18/21	8,000,000.00	44,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%
50	30315072 01/18/22	3,747,873.14	6,900,000.00	0.63	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%
Current Period Totals		0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals		31,747,873.14	94,900,000.00	0.63	0.00	0.00	0.00	0.00	0.00	0.00	0.00

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
50	30315072	01/25/22	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
6A1	30501351	02/25/21	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
6A3	30501430	02/25/21	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00

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			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
1A1	0.00	0.00	7,916.67	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
1A3	0.00	0.00	2,638.89	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
1A6	0.00	0.00	2,111.11	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
10	0.00	0.00	4,166.67	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
15	0.00	0.00	0.00	0.00	823.25	0.00	0.00	0.00	0.00	0.00	0.00	0.00
28	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	(624.43)	0.00	0.00	0.00
34	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	180.71	0.00	0.00	0.00
44	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	19.32	0.00	0.00	0.00
Total	0.00	0.00	16,833.34	0.00	823.25	0.00	0.00	0.00	(424.40)	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		17,232.19

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Supplemental Notes
None

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